SHORT-TERM INVESTMENTS - Schedule of Short-Term Investments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 54,866
Gains	16
Losses	(7)
Estimated Fair Value	54,875
Government and agency securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	34,781
Gains	15
Losses	(7)
Estimated Fair Value	34,789
Commercial paper
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	17,491
Gains	0
Losses	0
Estimated Fair Value	17,491
Corporate debt securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	1,983
Gains	0
Losses	0
Estimated Fair Value	1,983
Asset-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	611
Gains	1
Losses	0
Estimated Fair Value	$ 612